UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: October 21, 2014 to November 18, 2014

Commission File Number of issuing entity: 333-190246-02

JPMBB Commercial Mortgage Securities Trust 2013-C17

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190246

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association

Barclays Bank PLC
General Electric Capital Corporation
Redwood Commercial Mortgage Corporation
RAIT Funding, LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918855

38-3918856

38-7109058

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
B			X
C			X
EC			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On November 18, 2014 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2013-C17.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2013-C17, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance

Prior Distribution Date:	10/20/2014	0.00
Current Distribution Date:	11/18/2014	0.00

*REO Account Beginning and Ending Balance

Prior Distribution Date:	10/20/2014	0.00
Current Distribution Date:	11/18/2014	0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2013-C17, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance

Prior Distribution Date:	10/20/2014	3,562.56
Current Distribution Date:	11/18/2014	3,679.07

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2013-C17 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from October 21, 2014 to November 18, 2014. The Depositor filed its most recent Form ABS-15G on August 7, 2014. The CIK number for the Depositor is 0001013611.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Jordan Creek Town Center Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on December 30, 2013 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement.  In accordance with Item 1112(b) of the Regulation AB, the most recent unaudited net operating income of the significant obligor is $17,879,055.00 for the period January 1, 2014 through September 30, 2014.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2013-C17, relating to the November 18, 2014 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: December 1, 2014

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2013-C17, relating to the November 18, 2014 distribution.